Property, Plant and Equipment - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Oil and natural gas properties
Proved	$ 36,054	$ 36,054
Unproved	3,057	3,057
Total oil and natural gas properties	39,111	39,111
Property, plant and equipment, gross	644,172	214,574
Less: accumulated depreciation and depletion	(16,085)	(11,556)
Total property, plant and equipment, net	628,087	203,018
Land and Land Improvements [Member]
Oil and natural gas properties
Property, plant and equipment, gross	585,555	157,737
Water Wells, Pipelines, Facilities, Ponds And Related Equipment [Member]
Oil and natural gas properties
Property, plant and equipment, gross	15,602	15,132
Buildings, Vehicles, Equipment, Furniture And Other [Member]
Oil and natural gas properties
Property, plant and equipment, gross	3,748	$ 2,594
Construction in Progress [Member]
Oil and natural gas properties
Property, plant and equipment, gross	$ 156